STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

January 31, 2021 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.5%
Australia - 3.5%
Abacus Property Group	314,832		654,427
Dexus	553,460		3,796,916
Goodman Group	131,700		1,775,031
Mirvac Group	2,829,310		5,119,143
Scentre Group	2,017,200	[a]	4,179,782
			15,525,299
Belgium - 1.6%
Aedifica	21,452		2,593,868
Warehouses De Pauw, CVA	120,800		4,334,020
			6,927,888
Canada - 2.5%
Boardwalk Real Estate Investment Trust	54,550		1,476,849
Chartwell Retirement Residences	290,990		2,432,597
RioCan Real Estate Investment Trust	227,749		3,033,091
Summit Industrial Income REIT	383,751		3,973,305
			10,915,842
France - .8%
Gecina	23,230	[a]	3,312,552
Germany - 7.8%
alstria office REIT	239,370	[a]	4,129,662
Deutsche EuroShop	182,940	[a,b]	3,922,094
Deutsche Wohnen	141,010	[a]	6,991,858
LEG Immobilien	38,270	[a]	5,497,496
Vonovia	206,190		13,808,989
			34,350,099
Hong Kong - 5.6%
CK Asset Holdings	598,000	[a]	3,032,183
Hongkong Land Holdings	360,700	[a]	1,669,759
Link REIT	735,573		6,483,493
New World Development	413,000		1,932,954
Sun Hung Kai Properties	522,500		7,193,074
Swire Properties	643,200	[a]	1,880,523
Wharf Real Estate Investment	443,000	[a]	2,362,414
			24,554,400
Ireland - .9%
Hibernia REIT	1,561,720		2,076,155
Irish Residential Properties REIT	1,086,070	[a]	1,903,105
			3,979,260

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
Japan - 11.4%
Comforia Residential REIT	1,102		3,130,576
Japan Hotel REIT Investment	1,937		991,253
Japan Prime Realty Investment	1,035		3,655,609
Kenedix Office Investment	518		3,336,578
Mitsubishi Estate	304,400		4,857,820
Mitsui Fudosan	431,700		8,870,067
Mitsui Fudosan Logistics Park	834		4,171,543
Nippon Building Fund	545		3,293,451
Nomura Real Estate Master Fund	3,805		5,783,282
Orix JREIT	3,887		6,517,468
SOSiLA Logistics REIT	1,481		1,820,851
Sumitomo Realty & Development	57,005		1,729,411
Tokyu Fudosan Holdings	320,300		1,818,680
			49,976,589
Norway - .2%
Entra	35,416	[a,c]	786,546
Singapore - 3.3%
Ascendas Real Estate Investment Trust	1,971,125		4,569,326
CapitaLand	1,020,200	[a]	2,451,916
CapitaLand Integrated Commercial Trust	2,363,900		3,785,857
City Developments	269,400	[a]	1,463,832
Frasers Centrepoint Trust	445,300	[a]	865,081
Suntec Real Estate Investment Trust	1,062,900		1,279,739
			14,415,751
Spain - .4%
Merlin Properties Socimi	201,900	[a]	1,936,171
Sweden - 2.0%
Fabege	243,208	[a]	3,631,079
Fastighets AB Balder, CI. B	28,335	[a]	1,417,370
Kungsleden	384,650		3,942,849
			8,991,298
United Kingdom - 4.7%
Assura	2,015,443		2,000,260
Empiric Student Property	1,723,390	[a]	1,730,511
Grainger	562,950		2,055,813
Land Securities Group	304,444		2,546,807
Safestore Holdings	210,932		2,339,636
Segro	568,759	[a]	7,430,808
Tritax Big Box REIT	982,160	[a]	2,480,446
			20,584,281
United States - 53.8%
Agree Realty	54,720	[d]	3,458,304
American Tower	42,100	[d]	9,571,856
Americold Realty Trust	127,320	[b,d]	4,444,741

Description	Shares		Value ($)
Common Stocks - 98.5% (continued)
United States - 53.8% (continued)
Apple Hospitality REIT	183,330	[a,d]	2,287,958
AvalonBay Communities	39,032	[d]	6,388,367
Brixmor Property Group	241,404	[d]	4,086,970
Broadstone Net Lease, Cl. A	167,760		3,024,713
Columbia Property Trust	133,140	[d]	1,810,704
Cousins Properties	170,493	[d]	5,377,349
Digital Realty Trust	69,160	[d]	9,955,582
Diversified Healthcare Trust	284,080	[d]	1,142,002
Douglas Emmett	39,310	[d]	1,089,280
Empire State Realty Trust, Cl. A	98,865	[a,b,d]	974,809
Equinix	10,845	[d]	8,024,866
Equity Residential	91,390	[d]	5,633,280
Essex Property Trust	31,490	[d]	7,545,319
Extra Space Storage	54,201	[d]	6,167,532
Federal Realty Investment Trust	38,440	[d]	3,365,806
First Industrial Realty Trust	133,700	[d]	5,433,568
Healthpeak Properties	261,537	[d]	7,754,572
Host Hotels & Resorts	456,418	[a,d]	6,184,464
Invitation Homes	543,950	[d]	16,035,646
JBG SMITH Properties	173,050	[d]	5,167,273
Kilroy Realty	72,870	[d]	4,126,628
Life Storage	105,157	[d]	8,578,667
Mid-America Apartment Communities	48,520	[d]	6,441,030
Prologis	229,980	[d]	23,733,936
Realty Income	88,457	[d]	5,224,270
Regency Centers	123,610	[d]	5,831,920
Retail Properties of America, Cl. A	494,203	[d]	4,551,610
Rexford Industrial Realty	75,730	[d]	3,706,226
Sabra Health Care REIT	183,050	[d]	3,073,409
Simon Property Group	40,070	[d]	3,723,705
SL Green Realty	1,296	[b,d]	87,454
Sun Communities	21,630	[d]	3,095,902
UDR	243,137	[d]	9,348,618
Ventas	71,584	[d]	3,297,875
VEREIT	234,558	[d]	8,263,478
Vornado Realty Trust	64,683	[d]	2,571,796
Weingarten Realty Investors	45,609	[d]	1,026,659
Welltower	200,570	[d]	12,154,542
WP Carey	32,820	[d]	2,179,248
			235,941,934
Total Common Stocks (cost $361,081,099)			432,197,910

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	1-Day Yield (%)
Investment Companies - ..8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $3,474,993)	0.08	3,474,993	[e]	3,474,993

Investment of Cash Collateral for Securities Loaned - .7%
Registered Investment Companies - .7%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $3,232,593)	0.04	3,232,593	[e]	3,232,593
Total Investments (cost $367,788,685)		100.0%		438,905,496
Cash and Receivables (Net)		.0%		59,873
Net Assets		100.0%		438,965,369

CVA—Company Voluntary Arrangement

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $2,703,286 and the value of the collateral was $4,505,873, consisting of cash collateral of $3,232,593 and U.S. Government & Agency securities valued at $1,273,280.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $786,546 or .18% of net assets.

d Investment in real estate investment trust within the United States.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Estate Securities Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	246,857,776	185,340,134	††	-	432,197,910
Investment Companies	6,707,586	-		-	6,707,586
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(1,060)		-	(1,060)

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Real Estate Securities Fund

January 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized (Depreciation) ($)
State Street Bank and Trust Company
Australian Dollar	200,000	United States Dollar	153,668	2/2/2021	(815)
Australian Dollar	251,000	United States Dollar	192,075	2/1/2021	(245)
Gross Unrealized Depreciation					(1,060)

See notes to financial statements.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2021 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2021, accumulated net unrealized appreciation on investments was $71,116,811, consisting of $77,037,988 gross unrealized appreciation and $5,921,177 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.